Group Income Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Duty excise and other taxes levied on tobacco and tobacco related products	£ 37,780	£ 32,136	£ 27,896